USE OF ESTIMATES, ASSUMPTIONS, AND JUDGEMENTS (Details)	12 Months Ended
Dec. 31, 2025 $ / oz $ / oz $ / T
Gold Commodity Type
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / oz	2,300
Silver Commodity Type
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / oz	27
Lead Commodity
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,000
Zinc Commodity
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,700